Risk management - Hedge of a net investment in a foreign operation (Details) - Hedge of a net investment in a foreign operation $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 COP ($)	Dec. 31, 2022 COP ($)	Dec. 31, 2021 COP ($)
Risk management
Opening balance		$ 9,354,071	$ 4,366,336	$ 1,494,926
Exchange difference		(8,973,471)	7,526,124	4,579,758
Deferred income tax (Note 10)		2,760,084	(2,538,389)	(1,708,348)
Closing balance	$ 10,270	$ 3,140,684	9,354,071	4,366,336
Hedging instrument assets	10,270		$ 9,354,071	$ 4,366,336
Ecopetrol Business Group
Risk management
Closing balance	9,942
Hedging instrument assets	9,942
ISA Colombia
Risk management
Closing balance	328
Hedging instrument assets	$ 328